Concession rights (Tables)	12 Months Ended
Dec. 31, 2018
Concession rights [Abstract]
Summary of Concession Rights
The concession rights at December 31, 2018 and 2017 are summarized as follows:

	2018	2017	Years to amortize
Administración Portuaria Integral de Acapulco (a)	$94,607	$94,607	10
Transportación Marítima Mexicana (b)	30,266	30,266	-
	124,873	124,873
Accumulated amortization	(115,414)	(111,629)
Concession rights, net	$9,459	$13,244

The amortization of the concession rights was $3,785 for the years ended December 31, 2018 and 2017.

(a)	Concession expires June 2021.

(b)	Renewal expires January 16, 2023, with the possibility of renewing for another 8 years. In January 2007, the total value of this concession was amortized prior to the renewal.